UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management LP
Address: 654 Madison Ave
         suite 1009
         New York, NY  10021

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett Spector
Title:     CFO
Phone:     212-308-4589

Signature, Place, and Date of Signing:

     Brett Spector     New York, NY     February 10, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $255,269 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE         3/0 031162AE0    18825 25500000 SH       SOLE                 25500000        0        0
AVON PRODS INC                 COM              054303102     1056    19600 SH       SOLE                    19600        0        0
BAXTER INTL INC                CORP UNITS 7%    071813406    22455   450000 SH       SOLE                   450000        0        0
BELLSOUTH CORP                 COM              079860102      259    10000 SH       SOLE                    10000        0        0
BJ SVCS CO                     NOTE  0.395% 4/2 055482AF0     4080  5000000 SH       SOLE                  5000000        0        0
CANADA LIFE FINL CORP          COM              135113108     2019    78800 SH       SOLE                    78800        0        0
CARDINAL HEALTH INC            COM              14149Y108     3628    61300 SH       SOLE                    61300        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     3566   460700 SH       SOLE                   460700        0        0
COLGATE PALMOLIVE CO           COM              194162103     1195    22800 SH       SOLE                    22800        0        0
COMCAST CORP NEW               CL A SPL         20030N200      791    35000 SH       SOLE                    35000        0        0
CONOCOPHILLIPS                 COM              20825C104     4149    85740 SH       SOLE                    85740        0        0
COX COMMUNICATIONS INC NEW     CL A             224044107     4515   159000 SH       SOLE                   159000        0        0
DEVON ENERGY CORP NEW          DBCV         6/2 25179MAD5    28710 55000000 SH       SOLE                 55000000        0        0
DIAL CORP NEW                  COM              25247D101     1538    75500 SH       SOLE                    75500        0        0
DIAMOND OFFSHORE DRILLING IN   DBCV  1.500% 4/1 25271CAE2     2291  2500000 SH       SOLE                  2500000        0        0
EOG RES INC                    COM              26875P101     4263   106800 SH       SOLE                   106800        0        0
FORDING INC                    COM              345426100     4723   225000 SH       SOLE                   225000        0        0
GENERAL MTRS CORP              CL H NEW         370442832     5895   550900 SH       SOLE                   550900        0        0
HEWLETT PACKARD CO             NOTE        10/1 428236AC7     3749  8250000 SH       SOLE                  8250000        0        0
HORACE MANN EDUCATORS CORP N   NOTE  1.425% 5/1 440327AG9     3550  8000000 SH       SOLE                  8000000        0        0
JONES APPAREL GROUP INC /      NOTE         2/0 480081AD0    10909 20000000 SH       SOLE                 20000000        0        0
LNR PPTY CORP                  COM              501940100     4358   123100 SH       SOLE                   123100        0        0
MEDTRONIC INC                  DBCV  1.250% 9/1 585055AB2    31519 30000000 SH       SOLE                 30000000        0        0
NEWFIELD EXPL CO               COM              651290108     5408   150000 SH       SOLE                   150000        0        0
NISOURCE INC                   COM              65473P105     5012   250600 SH       SOLE                   250600        0        0
PHARMACIA CORP                 COM              71713U102    22196   531000 SH       SOLE                   531000        0        0
PROGRESS ENERGY INC            COM              743263105     2601    60000 SH       SOLE                    60000        0        0
QUEST DIAGNOSTICS INC          COM              74834L100     1576    27700 SH       SOLE                    27700        0        0
RAYTHEON CO                    COM NEW          755111507     4151   135000 SH       SOLE                   135000        0        0
ROGERS COMMUNICATIONS INC      DBCV  2.000%11/2 775109AE1     8855 11500000 SH       SOLE                 11500000        0        0
SBC COMMUNICATIONS INC         COM              78387G103      407    15000 SH       SOLE                    15000        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704    11314   549500 SH       SOLE                   549500        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     5335   242500 SH       SOLE                   242500        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     4058   152900 SH       SOLE                   152900        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     4102   277900 SH       SOLE                   277900        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     1714    86000 SH       SOLE                    86000        0        0
SPDR TR                        UNIT SER 1       78462F103     9255   104900 SH       SOLE                   104900        0        0
UTILITIES HOLDRS TR            DEPOSITRY RCPT   918019100      661    10300 SH       SOLE                    10300        0        0
VERIZON COMMUNICATIONS         COM              92343V104      581    15000 SH       SOLE                    15000        0        0